DISCONTINUED OPERATIONS (Tables) - Discontinued business	12 Months Ended
Dec. 31, 2019
2C intra-regional business and loan-facilitation related service
DISCONTINUED OPERATIONS
Schedule of disposal groups including discontinued operations income statement balance sheet and cash flows

	2017	2018	2019
	RMB	RMB	RMB
Revenues
To consumers (“2C”)
Transaction facilitation revenue	230,250	481,055	391,447
Loan facilitation revenue	944,406	1,568,705	1,141,981
Total revenues	1,174,656	2,049,760	1,533,428

Cost of revenues	(478,137)	(427,548)	(296,347)
Gross profit	696,519	1,622,212	1,237,081

Operating expenses
Sales and marketing	(1,758,892)	(1,010,446)	(1,018,483)
Research and development	(201,082)	(185,488)	(155,168)
General and administrative	(99,361)	(504,066)	(486,098)
Gains/(losses) from guarantee liabilities	444	2,483	(168,212)
Total operating expenses	(2,058,891)	(1,697,517)	(1,827,961)

Loss from operations	(1,362,372)	(75,305)	(590,880)
Interest income, net	(32,218)	(81,128)	(14,355)
Other expenses, net	(12,552)	(14,965)	(4,468)
Foreign exchange gain	1,104	—	534
Loss from discontinued operations before income tax expense	(1,406,038)	(171,398)	(609,169)
Income tax expense	(359)	(12,941)	(2,992)
Net loss from discontinued operations	(1,406,397)	(184,339)	(612,161)

December 31, 2018
RMB
Asset

Restricted cash	1,001,325
Total asset held for sale	1,001,325

Liabilities

Guarantee liabilities	174,828
Deposit for interest collected from consumers and payable to financing partners - current	168,596
Total current liabilities	343,424

Deposit for interest collected from consumers and payable to financing partners - non-current	10,386
Total non-current liabilities	10,386

Total liabilities held for sale	353,810

	2017	2018	2019
	RMB	RMB	RMB
Net cash used in operating activities	(1,526,122)	(808,893)	(821,185)
Net cash used in investing activities	(2,491)	(4,642)	(187)

2B business
DISCONTINUED OPERATIONS
Schedule of disposal groups including discontinued operations income statement balance sheet and cash flows

	2017	2018	2019
	RMB	RMB	RMB

Transaction Facilitation Revenue	467,583	606,599	283,711
Cost of revenues	(176,916)	(292,595)	(157,653)
Gross profit	290,667	314,004	126,058

Operating expenses
Sales and marketing	(264,919)	(187,811)	(120,082)
Research and development	(24,928)	(19,429)	(13,629)
General and administrative	(73,397)	(108,949)	(42,636)
Total operating expenses	(363,244)	(316,189)	(176,347)

Net loss from discontinued operations	(72,577)	(2,185)	(50,289)

	December 31, 2018	December 31, 2019
	RMB	RMB
Advance from buyers collected on behalf of sellers	105,456	50,396
Other payables and accruals	69,232	60,525
Total liabilities held for sale	174,688	110,921

	2017	2018	2019
	RMB	RMB	RMB
Net cash used generated from/(used in) operating activities	27,897	(20,699)	2,338
Net cash (used in)/generated from investing activities	(17,206)	(40,180)	1,159